Series B Warrants (Detail Textuals) - USD ($)		1 Months Ended		12 Months Ended
	Jan. 31, 2017	Nov. 30, 2017	Oct. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 28, 2017	Dec. 29, 2016
Class of Warrant or Right [Line Items]
Value of warrants				$ 982,911	$ 837,711
Series B warrants				551,322	1,112,308
Change in fair market value at the re-measurement date recorded as non-operating income				$ (560,986)	$ (1,342,651)
Series C Preferred Stock
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share)			$ 0.40
Proceeds received from the Series B financing			$ 500,000
Convertible Series D Preferred Stock
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share)					$ 0.25		$ 0.25
Proceeds received from the Series B financing	$ 1,200,000
Redeemable Convertible Series F Preferred Stock
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share)		$ 0.15				$ 0.10
Proceeds received from the Series B financing		$ 2,000,000
Series B Warrants
Class of Warrant or Right [Line Items]
Number of warrants issued				6,437,500
Warrant exercise price (in dollars per share)				$ 1.15
Warrants, expiration period				5 years
Value of warrants				$ 2,935,800
Proceeds from financing between conversion liability and warrants				$ 5,000,000